Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,739,990	$ (5,144,715)	$ 7,136,387
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,225,977	1,195,161	939,995
Loss on disposition of property and equipment		283,487	12,179
Deferred tax (benefit) expense	(418,131)	(1,471,938)	11,526
Equity investment income	(153,554)	(168,534)
Bad debt expense	2,079,837	7,913,442	187,715
Changes in operating assets and liabilities:
Contracts receivable	(5,801,693)	(8,850,502)	(2,992,867)
Accounts receivable	(1,141,352)	(1,383,452)	(950,850)
Bank acceptance notes receivable	58,390	593,674	(378,205)
Retainage receivables	(489,283)	(748,903)	(80,360)
Prepayment and advances to suppliers	1,392,426	93,149	(7,127,018)
Inventories	(277,176)	1,177,956	788,000
Other receivables	341,339	(598,764)	(156,074)
Accounts payable	822,461	146,546	26,450
Bank acceptance notes Payable	(1,171,013)	2,148,292	53,272
Advances from customers	(1,828,259)	429,217	(370,964)
Deferred revenue			(1,071,355)
Taxes payable	1,933,516	2,770,253	(2,365,120)
Accrued expenses and other current liabilities	1,021,758	890,551	240,505
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	335,233	(725,080)	(6,096,784)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(394,988)	(74,210)	(3,126,777)
Loans to third parties	(3,611,682)
Payments for intangible assets		(41,000)
Cash acquired from business acquisitions	2,043,176
NET CASH (USED IN) INVESTING ACTIVITIES	(1,963,494)	(115,210)	(3,126,777)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	911,968	1,995,763	295,954
Repayment of short-term bank loans	(1,733,462)	(1,088,667)
Capital contribution	3,582,781
Proceeds from long-term loans			173,873
Repayment of long-term loans			(47,353)
(Repayment) proceeds from loan	(174,861)	(176,427)	560,748
Advances from and (repayments to) related parties	566,360		(66,582)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	3,152,786	730,669	916,640
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENT	(184,449)	(94,239)	(292,869)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENT	1,340,076	(203,860)	(8,599,790)
CASH AND CASH EQUIVALENT AND RESTRICTED CASH-beginning of year	3,072,243	3,276,103	11,875,893
CASH AND CASH EQUIVALENT AND RESTRICTED CASH-end of year	4,412,319	3,072,243	3,276,103
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	5,158	42,250
Cash paid for interest	147,900	91,917	75,704
Non-cash financing activities
Warrants issued to placement agent in connection with the Company's IPO
Payment by related party for NiSun BVI acquisition	7,000,000
Issuance of shares for business combination	11,426,289
Issuance of shares for consulting services		239,500
Issuance of shares for equity investment		2,885,556
CASH AND CASH EQUIVALENTS COMPRISE OF THE FOLLOWING:
Cash and cash equivalent	3,452,647	947,588	3,220,781
Restricted cash	959,672	2,124,655	55,322
Total cash, cash equivalents and restricted cash	$ 4,412,319	$ 3,072,243	$ 3,276,103